The HIBERNIA FUNDS
Hibernia Capital Appreciation Fund - Class A Shares and Class B Shares

Hibernia Louisiana Municipal Income Fund - Class A Shares and Class B Shares

Hibernia Mid Cap Equity Fund - Class A Shares and Class B Shares

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund - Class A Shares and Class B Shares

Hibernia U.S. Treasury Money Market Fund

(Portfolios of Hibernia Funds)

Supplement to the Prospectus dated October 31, 2004
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The acquisition of Hibernia Corporation (Hibernia), the parent company of
Hibernia National Bank, by Capital One Financial Corporation (Capital One) was approved by Hibernia shareholders.

Effective November 16, 2005, Hibernia was acquired by Capital One.


                                                          November 16, 2005
Investment Company Act File No. 811-5536
Cusip 428661102
Cusip 428661201
Cusip 428661508
Cusip 428661862
Cusip 428661607
Cusip 428661706
Cusip 428661805
Cusip 428661888
Cusip 428661300
Cusip 428661409
Cusip 428661870  (11/05)
Edgewood Services, Inc., Distributor of the Funds